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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23184

Peachtree Alternative Strategies Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Ford Donohue, President and Principal Executive Officer

3060 Peachtree Road NW Atlanta, Georgia 30305
(Name and address of agent for service)

COPIES TO: Edward C. Lawrence, Esq.
Bernstein Shur, Sawyer & Nelson
100 Middle Street, Portland, Maine 04104-5029
(207) 228-7182

Registrant's telephone number, including area code:	(800) 657-3812

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Peachtree Alternative
Strategies Fund

Annual Report
April 30, 2017

Homrich & Berg, Inc.
3060 Peachtree Road NW
Atlanta, GA, 30305

Investment Results (Unaudited)

Total Returns
(For the period ended April 30, 2017)
Since Inception(1)
Peachtree Alternative Strategies Fund	3.4%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	1.6%
MSCI All Country World Index(3)	8.6%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Peachtree Alternative Strategies Fund (“Fund”) distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. All performance figures are presented net of fees.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (800) 657-3812. The prospectus should be read carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC (Member FINRA).

(1)	For the period from January 3, 2017 (commencement of operations) to April 30, 2017.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(3)
MSCI All Country World Index (“MSCI Index”) captures large and mid cap representation across 23 Developed Markets and 23 Emerging Markets countries. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expense. Individuals cannot invest directly in the MSCI Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fund Holdings (Unaudited)

(1)	As a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Peachtree Alternative Strategies Fund Schedule of Investments April 30, 2017

Portfolio Funds*	Strategy	% of Net Assets
Altimeter Offshore Ltd., Class A1N, Series 2017-01	Equity Long/Short	3.1%
Camber Capital Fund, LP	Equity Long/Short	4.2%
Cooper Square Offshore Ltd., Class X	Equity Long/Short	3.1%
Horseman European Select Fund Ltd., Class A	Equity Long/Short	1.8%
Indus Japan Fund Ltd., Class A, Series 2017-01	Equity Long/Short	3.2%
Lakewood Capital Offshore Fund Ltd., Class A, Series 1	Equity Long/Short	3.5%
Lansdowne Developed Markets Fund Ltd., Class N	Equity Long/Short	4.2%
Marianas Fund Ltd., Class A, Series 2017-03	Equity Long/Short	0.8%
Marianas Fund Ltd., Class B, Series 2017-02	Equity Long/Short	2.4%
Pelham Long/Short Fund Ltd., Class A, Series 1	Equity Long/Short	4.0%
Pleiad Asia Offshore Feeder Fund, Class A-A1, Series 2017-01	Equity Long/Short	2.2%
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 2017-01	Equity Long/Short	0.5%
Seligman Technology Spectrum Fund LLC	Equity Long/Short	3.0%
Soroban Fund LLC, Series 1-E	Equity Long/Short	4.4%
TPG Public Equity Partners-A, LP, Class B	Equity Long/Short	3.4%
Total Equity Long/Short		43.8%

AQR Delta Offshore Fund, L.P.	Non-Directional	6.5%
AQR Delta XN Offshore Fund, L.P., Class B	Non-Directional	1.5%
Arrowgrass International Fund Ltd., Class B, Series B-1	Non-Directional	5.0%
D.E. Shaw Composite International Fund	Non-Directional	9.3%
Davidson Kempner Partners	Non-Directional	3.8%
Doubleline Opportunistic Income Fund Ltd., Class B	Non-Directional	4.0%
King Street Capital Offshore Ltd., Class A, Series 1	Non-Directional	6.2%
King Street Capital Offshore Ltd., Class S, Series 113	Non-Directional	0.0%(7)
King Street Capital, L.P.	Non-Directional	0.0%(7)
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84	Non-Directional	0.1%
Renaissance Institutional Diversified Alpha Fund International L.P., Series A	Non-Directional	3.6%
Voya Mortgage Investment Fund, Institutional Class, Lead Series	Non-Directional	4.0%
Total Non-Directional		44.0%
Total Investments In Portfolio Funds		87.8%

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund Schedule of Investments (continued) April 30, 2017

Cost(1)	Fair Value	Initial Acquisition Date	Redemption Frequency(2)	Next Available Redemption Date
$3,043,709	$3,204,450	1/3/2017	Semi-Annual	6/30/2017
4,239,921	4,277,979	1/3/2017	Monthly	5/31/2017
2,850,301	3,141,357	1/3/2017	Quarterly	6/30/2017
1,671,692	1,809,714	1/3/2017	Monthly	5/31/2017
3,218,553	3,293,410	1/3/2017	Quarterly	6/30/2017
3,459,352	3,594,682	1/3/2017	Quarterly	6/30/2017
4,182,330	4,278,384	1/3/2017	Monthly	5/31/2017
836,244	839,564	1/3/2017	Quarterly	6/30/2017
2,444,698	2,454,404	1/3/2017	Quarterly	6/30/2017
3,711,218	4,055,457	1/3/2017	Monthly	5/31/2017(3)
2,236,663	2,254,375	1/3/2017	Quarterly	6/30/2017(4)
504,047	507,614	1/3/2017	Quarterly	6/30/2017(4)
3,000,000	3,059,470	4/1/2017	Monthly	5/31/2017
4,187,574	4,454,632	1/3/2017	Quarterly	6/30/2017(4)
3,246,089	3,464,854	1/3/2017	Quarterly	6/30/2017(4)
$42,832,391	$44,690,346

$6,617,345	$6,648,519	1/3/2017	Bi-Monthly	5/15/2017
1,500,000	1,489,072	4/1/2017	Bi-Monthly	5/15/2017
5,091,270	5,158,291	1/3/2017	Quarterly	6/30/2017(5)
9,094,344	9,449,584	1/3/2017	Quarterly	6/30/2017
3,745,076	3,868,833	1/3/2017	Semi-Annual	6/30/2017
4,000,000	4,041,077	3/1/2017	Monthly	5/31/2017
6,205,332	6,340,256	1/3/2017	Quarterly	6/30/2017(4)
34,215	34,010	1/3/2017	N/A	(6)
27,193	27,183	2/1/2017	N/A	(6)
86,437	82,160	1/3/2017	N/A	(6)
3,382,890	3,675,024	1/3/2017	Monthly	5/31/2017
4,002,889	4,066,572	1/3/2017	Quarterly	6/30/2017
$43,786,991	$44,880,581
$86,619,382	$89,570,927

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund Schedule of Investments (continued) April 30, 2017

Money Market Funds	Shares	% of Net Assets	Cost	Fair Value
Fidelity Investments Government Money Market Portfolio, Institutional Class, 0.65%(8)	12,628,740	12.4%	$12,628,740	$12,628,740
Total Investments		100.2%	$99,248,122	$102,199,667
Liabilities in Excess of Other Assets		(0.2)%		$(243,085)
Net Assets		100.0%		$101,956,582

(1)	There were no unfunded capital commitments as of April 30, 2017.
(2)
Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.

(3)	Fair value of $924,576 is restricted from redemption until April 30, 2017.
(4)	Subject to 25% investor level quarterly gate.
(5)	Subject to a early redemption fee of 2% on redemptions before May 31, 2017.
(6)	Redemptions are not permitted until the underlying special investments are sold/liquidated.
(7)	Amount is less than 0.05%.
(8)	Rate disclosed is the seven day effective yield as of April 30, 2017.
*	All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund Statement of Assets and Liabilities April 30, 2017

Assets
Investments in Portfolio Funds and Money Market Funds, at fair value (cost $99,248,122)	$102,199,667
Advanced subscriptions in Portfolio Funds	1,000,000
Receivable from investments in Portfolio Funds	116,134
Dividends receivable	5,973
Deferred offering costs	71,256
Prepaid expenses	14,126
Total assets	103,407,156
Liabilities
Subscriptions received in advance	840,000
Payable for fund shares redeemed	500,000
Payable to Sub-Adviser	61,208
Payable for audit fees	34,000
Payable for Chief Compliance Officer ("CCO") fees	1,233
Payable to Administrator	7,218
Payable for custody fees	1,628
Payable to trustees	1,667
Other accrued expenses	3,620
Total liabilities	1,450,574
Net Assets	$101,956,582
Net Assets Consist Of
Paid-in capital	$98,955,170
Accumulated net investment loss	(348,588)
Accumulated undistributed net realized gain from investment transactions	398,455
Net unrealized appreciation / (depreciation) on investments	2,951,545
$101,956,582
Net Asset Value Per Share
Institutional Shares (based on 986,416 shares outstanding; 1,000,000 shares registered; par value $0.001/share)	$103.36

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund Statement of Operations For the period ended April 30, 2017 (1)

Investment Income
Dividend income	$10,598
Expenses
Adviser	181,699
Sub-Adviser	120,633
Amortization of offering costs	35,628
Audit and tax preparation fees	34,000
Administrator	24,989
Registration	21,003
Legal	10,667
Insurance	7,063
Trustee	6,667
Chief Compliance Officer	4,849
Printing	3,699
Custodian	3,027
Miscellaneous	3,557
Recoupment of expenses previously waived by Adviser	1,904
Total expenses	459,385
Expenses voluntarily waived by Adviser	(100,199)
Net expenses	359,186
Net investment loss	(348,588)
Realized and Change in Unrealized Gain from Investments in Portfolio Funds
Net realized gain on sale of investments in Portfolio Funds	$398,455
Net change in unrealized appreciation on investments in Portfolio Funds	2,951,545
Net realized and change in unrealized gain from investments in Portfolio Funds	3,350,000
Net increase in net assets resulting from operations	$3,001,412

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund Statement of Changes in Net Assets

For the Period Ended April 30, 2017(1)
Increase/(Decrease) In Net Assets Resulting From Operations
Net investment loss	$(348,588)
Net realized gain on sale of investments in Portfolio Funds	398,455
Net change in unrealized appreciation/(depreciation) from investments in Portfolio Funds	2,951,545
Net increase in net assets resulting from operations	3,001,412
Capital Share Transactions
Proceeds from issuance of shares	17,516,000
Proceeds from subscriptions in-kind	81,939,170
Payments for redemption of shares	(500,000)
Net increase in net assets resulting from capital share transactions	98,955,170
Net increase in net assets	101,956,582
Net assets at beginning of period	—
Net assets at end of period	$101,956,582
Accumulated net investment loss	$(348,588)
Share Transactions
Shares issued	171,899
Shares issued from subscriptions in-kind	819,392
Shares redeemed	(4,875)
Net increase in share transactions	986,416

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund Financial Highlights

	For the Period Ended April 30, 2017(1)
Per Share Operating Performance
Net asset value, beginning of period	$100.00

Investment operations:

Net investment loss	(0.35)

Net realized and unrealized gains from investments in Portfolio Funds	3.71

Net change in net assets resulting from operations	3.36

Net asset value, end of period	$103.36

Total return(2)	3.36	%(3)

Net assets, end of period	$101,956,582

Ratios To Average Net Assets
Expenses after waiver(4)	1.19	%(5)

Expenses before waiver(4)	1.52	%(5)

Net investment loss after waiver(4)	(1.15	%)(5)

Portfolio turnover rate	2.78	%(3)

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.
(2)	Total return in the above table represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(3)	Not annualized.
(4)	The ratios do not reflect the Fund’s proportionate share of income and expenses, including performance fees/allocations, of the underlying Portfolio Funds.
(5)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund Notes to the Financial Statements April 30, 2017

1. Organization

Peachtree Alternative Strategies Fund (the “Fund” or “Trust”) was organized on August 19, 2016 as a Delaware statutory trust. The Fund commenced operations on January 3, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company and offers interests (“Shares”) registered under the 1940 Act and the Securities Act of 1933, as amended. The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds (each a “Portfolio Fund”) that Homrich & Berg, Inc. (the “Adviser”) believes will provide a diversifying return stream to investors. These Portfolio Funds are not registered under the 1940 Act and may be organized outside of the United States (“U.S.”). The Fund currently offers one class of shares (“Institutional Shares”).

Under the Fund’s organizational documents, its officers and Board of Trustees (“Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

At the Fund’s inception on January 3, 2017, the Fund received securities in-kind from H&B Hedge Fund, LLC (the “Predecessor Fund”) (see Note 6). While the Predecessor Fund had a comparable investment strategy to the Fund, it was not subject to the rules that Funds registered under the 1940 Act and the Securities Act of 1933 must adhere to.

2. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Fund Transactions and Income Recognition

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund, which is generally on the last day of the calendar month. Interest income, if any, and expense are accrued each month. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Securities contributed in-kind on January 3, 2017 were recorded at a cost basis equal to their fair value as of December 31, 2016.

Peachtree Alternative Strategies Fund Notes to the Financial Statements (continued) April 30, 2017

B. Investment Valuation and Risks

The Fund will calculate the net asset value (“NAV”) of the Institutional Shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of Institutional Shares.

Because the Fund invests all or substantially all of its assets in Portfolio Funds, the NAV of the Institutional Shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by the Adviser or ABS Investment Management, LLC (the “Sub-Adviser”).

Accordingly, the Board has approved procedures pursuant to which the Fund will value its investments in the Portfolio Funds at fair value (the “Valuation Procedures”). Under the Valuation Procedures, the Adviser is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund and to make all fair value determinations in good faith. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee will be responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the balance provided by the Investment Managers does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets. Any such decision is made in good faith and is subject to the review and supervision of the Board.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by a Portfolio Fund’s investment manager or third party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date, including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date.

Portfolio Fund investment managers (the “Investment Managers”), who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees or allocations based upon the net asset value of the Fund’s investment in the Portfolio Fund. These fees are deducted directly from each Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. Generally, fees payable to an Investment Manager are estimated to range from 1.0% to 2.0% (annualized)

Peachtree Alternative Strategies Fund Notes to the Financial Statements (continued) April 30, 2017 of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge an incentive allocation or fee which can range up to and in some cases above 20% of a Portfolio Fund’s net profits. The impact of these fees are reflected in the Fund’s performance, but are not operational expenses of the Fund. Incentive fees may be subject to certain threshold rates.

Based on the information the Adviser typically receives from the Investment Managers, the Fund is unable to determine, on a look-through basis, if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund’s interests in Portfolio Funds are also illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents. See the Schedule of Investments for more information.

Generally, the fair value of the Fund’s investments in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by applicable Portfolio Fund Management. All valuations were determined by the Adviser consistent with the Fund’s Valuation Procedures, and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at April 30, 2017, if it were to liquidate its investments in the Portfolio Funds. Because of the inherent uncertainty of valuation, the value of investments in the Portfolio Funds held by the Fund may differ significantly from the values that would have been used had a ready market existed, and differences could be material.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●
Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

●
Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers for the period ended April 30, 2017.

Investments in money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. Accordingly, money market mutual funds with a fair value of $12,628,740 have been categorized as Level 1 in the fair value hierarchy. In determining fair values as of April 30, 2017, the Adviser has, as a practical

Peachtree Alternative Strategies Fund Notes to the Financial Statements (continued) April 30, 2017 expedient, estimated fair value of each Portfolio Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date. All investments for which fair value is measured using the Portfolio Fund’s net asset value as a practical expedient are not required to be categorized within the fair value hierarchy. Accordingly, Portfolio Funds with a fair value of $89,570,927 have not been categorized.

C. Organization and Offering Costs

The Fund incurred offering costs of $106,885, which are capitalized and expensed over 12 months on a straight-line basis. $71,256 of unamortized costs remained as of April 30, 2017. Expenses incurred by the Fund in connection with the organization were expensed as incurred. Prior to its inception, the Fund incurred organizational costs of $49,365.

3. Investment Strategies and Risks

The Fund’s investment objective is to create a diversified portfolio of hedge fund strategies that generates attractive risk-adjusted returns relative to traditional asset classes and that generates a return stream that is not highly correlated to equity market performance. The Fund will seek to achieve its investment objective by investing in a variety of hedge fund strategies that the Adviser believes will provide a diversifying return stream to shareholders.

Potential strategies for investment include, but are not limited to: (1) long/short equity (taking “long” positions in equity securities of U.S. and foreign issuers that are believed to be likely to increase in value and taking “short” positions in equity securities of U.S. and foreign issuers that are believed to be likely to decline in value); (2) credit long/short (investing in credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views); (3) distressed credit (using intensive credit analysis to invest in equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers); (4) discretionary macro (investing across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments). Investments may include equity and fixed income securities, currencies and commodities (i.e., agricultural, metals, energy); (5) managed futures (trading of futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, or financial assets such as government bonds, equity indices and currencies to take advantage of investment opportunities in the equity, fixed income, currency and commodity markets), (6) structured credit (investments in residential and commercial mortgage-backed securities, other asset-backed securities, collateralized loan obligations and collateralized debt obligations); (7) statistical arbitrage (identify pricing anomalies in equities and other asset classes). Generally this strategy utilizes heavy quantitative, computational, and statistical analysis to identify short-term trends that can be taken advantage of in the relevant markets); and (8) multi-strategy (utilizing several of the strategies listed here, and potentially other strategies).

The Fund will likely have significant exposure to the long/short equity strategy as the Adviser anticipates that in general, 30-50% of the Fund’s assets will be invested in this strategy. The Adviser may seek recommendations from the Sub-Adviser, regarding purchases and sales of investments in the portion of the Fund’s assets to be invested using the long/short equity strategy.

Peachtree Alternative Strategies Fund Notes to the Financial Statements (continued) April 30, 2017

The balance of Portfolio Funds will be a variety of other hedge fund strategies that are intended to have lower correlation to equity markets over time. Managers are likely to invest in an array of securities across the globe, including emerging markets, in order to provide a diversifying return stream that is unrelated to traditional equity market risk factors.

The Adviser will determine the amount to allocate to each strategy. The Adviser intends that amounts will be allocated to at least several of the strategies at all times. Factors that determine the amount that the Adviser will allocate to each strategy include: the Adviser’s opinion of the opportunity set in that strategy, the capacity for investment with high quality managers in a given strategy and overall risk management of the Fund.

In order to implement the strategies, the Investment Managers may utilize one or more approaches, including but not limited to: (1) the effect of economic, political, or corporate changes on the prices of securities (Directional Trading Approach); (2) the effect of events on different securities (Event Driven Approach); (3) perceived valuations of securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Approach) and (4) a mispricing of securities relative to each other or relative to historic norms (Relative Value Approach).

While it is anticipated that many Portfolio Funds will invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants (“Equity Securities”). Many Portfolio Funds may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”). Fixed Income Securities may have various maturity, duration and quality limitations, and may include high yield fixed income securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Many Portfolio Funds may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio.

Because Portfolio Funds are not registered under the 1940 Act and their governing documents typically do not impose significant investment restrictions, a Portfolio Fund may without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments (collectively, “Assets”). While, generally, each Portfolio Fund carries its investments at fair value, these investments are associated with a varying degree of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the Assets because of the changes in market conditions such as interest and currency rate movements and volatility of Asset values. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective balance sheets. In addition, Portfolio Funds will engage in the short sale of securities. A short sale of a security not owned by a Portfolio Fund involves the sale of a security that is borrowed from a counterparty to complete the sale. The sale of a borrowed security may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be

Peachtree Alternative Strategies Fund Notes to the Financial Statements (continued) April 30, 2017 prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited, although losses to the Fund are limited to its investment in a particular Portfolio Fund.

4. Investment Advisory Fee and Other Transactions with Affiliates

A. Investment Advisory and Sub-Advisory Fees

The Adviser serves as the Fund’s investment adviser. The Adviser receives an annual fee for its services, computed and paid monthly, of 1.00% of the Fund’s month end net assets, less any amount paid to the Sub- Adviser. The Fund will pay the Sub-Adviser an annual fee for its services, computed and paid monthly, of 0.85% of the value of Portfolio Funds recommended by the Sub-Adviser.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Institutional Shares will not exceed 1.50% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until, at least, August 31, 2018 and may only be terminated prior to that date by the Board. Expenses reimbursed and/or fees waived by the Adviser may be recouped by the Adviser for a period of three years following the date such reimbursement or waiver was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived. Effective March 1, 2017, the Adviser voluntarily agreed to waive 100% of its advisory fees. For the period ended April 30, 2017, the Adviser voluntarily waived fees in the amount of $100,199. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.

During the period ended April 30, 2017, the Adviser recouped $1,904 that had been reimbursed by the Adviser previously.

The amount subject to repayment by the Fund subject to the limitations noted above, at April 30, 2017 is as follows:

Recoverable through October 31,	Amount
2019	$47,461

B. Administration, Compliance Consulting, Fund Accounting and Transfer Agent Fees

Pursuant to an agreement between the Fund and Ultimus Fund Solutions, LLC, (“Administrator”, or “Ultimus”), the Administrator provides administration, compliance consulting, fund accounting and transfer agent services to the Fund and supplies certain officers to the Fund including a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer. The Fund pays the Administrator a basis point fee, subject to fee minimums, for administrative, fund accounting, and transfer agent services, a fixed annual fee based on the net assets of the Fund for compliance consulting services and certain out of pocket expenses.

Peachtree Alternative Strategies Fund Notes to the Financial Statements (continued) April 30, 2017

C. Distribution

Ultimus Fund Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes.

D. Custodian Fees

The Huntington National Bank, N.A. (the “Custodian”), is custodian of the Fund’s investments and may maintain Fund assets with U.S. and foreign sub-custodians, subject to policies and procedures approved by the Board.

E. General

Certain officers of the Fund are officers, directors and/or trustees of the Adviser, Administrator or the Distributor. Independent trustees are paid a $2,500 for each regularly scheduled Board meeting and $1,250 for each special Board meeting attended, for their services to the Fund. Interested trustees and officers of the Trust are not paid for services directly by the Fund.

5. Capital Share Transactions

Shares of the Fund will be traded for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase shares pursuant to written repurchase offers, but is not obligated to do so.

Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Institutional Shares or a specific number of Institutional Shares. Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all shareholders or persons holding Institutional Shares acquired from shareholders. When the Board determines that the Fund will repurchase shares or portions thereof, notice will be provided to each shareholder describing the terms thereof, and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The Board convenes quarterly to consider whether or not to authorize a tender offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

6. Purchases and Sales of Portfolio Funds

Aggregate purchases and proceeds from sales of Portfolio Funds, other than short-term investments, for the period ended April 30, 2017 amounted to $88,545,323 (of which $80,044,628 represents purchases in-kind) and $2,324,396, respectively. There were no purchases or sales of U.S. government obligations for the period ended April 30, 2017.

Peachtree Alternative Strategies Fund Notes to the Financial Statements (continued) April 30, 2017

7. Distributions

The Fund declares and pays dividends on investment income, if any, annually. The Fund also makes distributions of net capital gains, if any, annually.

8. Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The following information is provided on a tax basis as of April 30, 2017:

Gross unrealized appreciation	$7,043,282
Gross unrealized depreciation	(15,420)
Net unrealized appreciation	$7,027,862

At April 30, 2017, the aggregate cost of securities for federal income tax purposes was $95,171,805 for the Fund.

The differences between cost for financial statement and federal income tax purposes are the result of applying the original cost on certain securities that the Fund acquired from purchases in-kind. Management of the Fund intends to elect a tax year-end of September 30th. Given that the Fund has not reached its first tax year-end, other tax disclosures are not included in this report.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (ie, all open tax periods since inception). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9. Control Persons

A control person is a shareholder who owns beneficially, or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of April 30, 2017, there were no beneficial owners, either directly or indirectly, of more than 25% percent of the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this valuation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Peachtree Alternative Strategies Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Peachtree Alternative Strategies Fund (the “Fund”) as of April 30, 2017, and the related statements of operations and changes in net assets and financial highlights for the period January 3, 2017 (commencement of operations) through April 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and managers of Portfolio Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Peachtree Alternative Strategies Fund as of April 30, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period January 3, 2017 (commencement of operations) through April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2017

Trustees and Officers (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

The following table provides information regarding each of the Independent Trustees.

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees:
Catherine Abely Born: 1961 Trustee; Member, Audit Committee; Chairwoman and Member, Nominating and Valuation Committees Since 2016	Investment Director, Children’s Healthcare of Atlanta, Inc. since 2000	1	None.
Conrad S. Ciccotello Born: 1960 Trustee; Lead Independent Trustee; Chairman/Member, Audit Committee; Member, Nominating and Valuation Committees Since 2016	Associate Professor of Risk Management and Insurance, Robinson College of Business, Georgia State University (faculty member since 1999)	1	Tortoise Capital Advisers Fund Complex (5 portfolios) and CorEnergy Infrastructure Trust, Inc.

The following table provides information regarding the Trustee who is considered an “interested person” of the Trust, as that term is defined under the 1940 Act.

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees:
Stephanie Lang Born: 1974 Trustee; Chairwoman Since 2016	Principal and Chief Investment Officer of the Adviser since 2005.	1	None.

(1)
Each Trustee serves until retirement, resignation or removal from the Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by written instrument signed by a majority of the Trustees or by vote of a majority of the shareholders, at a meeting holding at least two-thirds (2/3) of outstanding Institutional Shares.

(2)	Ms. Lang is an Interested Trustee because of her affiliation with the Adviser.

Principal Officers who are Not Trustees

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Ford Donohue (2) Born: 1987 President and Principal Executive Officer Since 2016	Senior Investment Analyst at the Adviser since 2014. Sales and Trading Associate at Citigroup Global Markets from 2010-2014.
Bryan W. Ashmus (3) Born: 1973 Treasurer, Principal Financial Officer and Principal Accounting Officer Since 2016
Vice President and Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); CFO and Treasurer, Peachtree Alternative Strategies Fund (October 2016 to present); Chief Financial Officer and Treasurer, Strategy Shares (formerly Huntington Strategy Shares) (November 2013 to March 2016); Mutual Fund & Variable Insurance Trust (formerly The Huntington Funds) (November 2013 to April 2016); Chief Financial Officer and Treasurer, Valued Advisers Trust (December 2013 to present); Vice President and Manager of Financial Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (September 2013 to December 2015); Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (May 2005 to September 2013).

Name and year of Birth, Positions (s) Held with Company, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Martin R. Dean (3) Born: 1963 Chief Compliance Officer Since 2017
Vice President - Director of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 to present); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (November 2016 to Present); Chief Compliance Officer, Cross Shore Discovery Fund (June 2016 to Present); Chief Compliance Officer, First Western Funds Trust (April 2016 to Present); Assistant Chief Compliance Officer, Ultimus Managers Trust (January 2016 to present); Assistant Chief Compliance Officer, Unified Series Trust (January 2016 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Mutual Fund and Variable Insurance Trust (formerly, The Huntington Funds) (July 2013 to April 2016); Anti-Money Laundering Officer and Chief Compliance Officer, Strategy Shares (formerly, Huntington Strategy Shares) (July 2013 to March 2016); Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product at Citi Fund Services (January 2008 to June 2013).

Simon Berry (4) Born: 1971 Secretary Since 2017	Senior Attorney, Ultimus Fund Solutions, LLC (June 2016 to present); Attorney, Kentucky Department of Financial Institutions 2009-2016.
Stephen L. Preston (4) Born: 1966 Anti-Money Laundering Officer Compliance Officer Since 2016	Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Vice President of Ultimus Fund Solutions, LLC (2011 to present).
Emily Schmidt (4) Born: 1992 Assistant Secretary Since 2017	Associate Paralegal, Ultimus Fund Solutions, LLC (November 2016 to present); Admin. Assistant, Lakota Hills Animal Clinic (June 2012 to November 2016).

(1)	Each officer of the Trust serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
(2)	The business address of this officer is 3060 Peachtree Road, Suite 830, Atlanta, Georgia 30305.
(3)	The business address of this officer is 2 Easton Oval, Suite 300, Columbus, Ohio 43219.
(4)	The business address of this officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 657-3812 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”), including the Trustees who are not “interested persons” (as that terms is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”) voting separately, has reviewed and approved: (1) the Investment Advisory Agreement between Homrich & Berg, Inc. (“H&B”) and the Fund (the “H&B Agreement”); and (2) the Sub-Advisory Agreement among ABS Investment Management, LLC (“ABS” or “Sub-Adviser”), H&B and the Fund (the “ABS Agreement” and collectively with the H&B Agreement the “Advisory Agreements”), each for an initial term of two years. Approval took place at an in person meeting held on October 17, 2016, at which a majority of the Trustees, including a majority of the Independent Trustees, were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser and ABS in response to requests of the Board and counsel.

In considering each Advisory Agreement for the Fund and reaching their conclusion with respect thereto, the Board reviewed and analyzed various factors that it determined were relevant, including the factors described below. In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Homrich & Berg, Inc.

Nature, Extent and Quality of Services

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser. The most recent Form ADV for the Adviser was reviewed by the Trustees. The Trustees specifically reviewed the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who will oversee the day-to-day investment management and operations of the Fund. The Trustees considered the Adviser’s process for identifying investment managers and portfolio funds in which the Fund will invest. The Trustees discussed the support resources available for investment research, compliance and operations. The Trustees were mindful that the investment process that will be used by the Adviser in managing the Fund is similar to that used to manage a predecessor fund, H&B Hedge Fund, LLC (the “Predecessor Fund”). After further discussion, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Performance of the Adviser

The Trustees noted that while the Fund does not yet have a performance history, the Fund’s investment strategy is comparable to the strategy the Adviser used for the Predecessor Fund. The Trustees compared the Predecessor Fund’s performance from 1/1/2005 to 5/31/2016 with two indices: the

Barclays US Aggregate Bond TR USD and the MSCI World NR USD. They noted that the Predecessor Fund outperformed the two indices during that time period. After further discussion, the Trustees concluded that they were satisfied with the Adviser’s performance.

Cost of Advisory Services and Profitability

The Trustees next considered information regarding the Fund’s projected expense ratio and its various components, including the Adviser’s decision to cap the Fund’s annual operating expense. They also considered comparisons of these fees to the expense information for the Fund’s peer group, as presented by management, in which the Fund’s proposed management fee was lower than or equal to the management fees of the peer group funds, while the total annual net expense ratio was lower than the average and the mean total annual net expense ratio of the peer group funds. The Trustees also reviewed the Adviser’s financial statements and insurance arrangements. The Trustees concluded that the Adviser’s projected profitability was reasonable and that the Adviser’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the H&B Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees reviewed and considered the proposed 1.00% contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services. The Trustees also considered that the advisory fee would be reduced by the amount of the sub-advisory fee paid to ABS. The Trustees compared the fees and expenses of the Fund (including the Fund’s advisory fee) to those of a peer group of SEC registered fund of hedge funds noting that the proposed advisory fee is lower than or equal to each fund in the peer group and that the Fund’s proposed total annual expense ratio is lower than the average and mean total annual expense ratio of the peer group. The Trustees also noted the Adviser’s statement that they currently do not believe an increase in the Fund’s assets would warrant a decrease in the management fee, but that the Adviser would consider reducing the management fee in the event that the Fund’s assets grew significantly and the amount of assets allocated to the Sub-Adviser was reduced. After further discussion, the Trustees concluded that the fees to be paid to the Adviser under the H&B Agreement and the Fund’s projected overall expenses are reasonable.

Other Benefits

The Trustees considered the Adviser’s representation that if the Fund’s assets grow significantly, the Adviser may benefit by gaining access to other investment products offered by private fund managers and the Adviser may offer these investment products to its advisory clients. The Trustees concluded that the anticipated benefits to be realized by Adviser from managing the Fund were acceptable.

ABS Investment Management, LLC

Nature, Extent and Quality of Services

The Trustees reviewed the services to be provided by the Sub-Adviser and they considered the experience of the Sub-Adviser’s personnel, as well as, the performance of the assets managed by the Sub-Adviser for the Predecessor Fund. They noted, in particular, that the Sub-Adviser will not be managing assets of the Fund, but instead will be providing purchase and sale recommendations to the Adviser. The Trustees concluded that they are satisfied with the quality, extent and nature of the services to be provided by the Sub-Adviser.

Performance of the Sub-Adviser

The Trustees compared the performance of the portion of the Predecessor Fund managed by the Sub-Adviser (“ABS Portion”) with the performance of ABS Offshore SPC – Global Segregated Portfolio, the MSCI AC World TR Index, and the HFRI FOF: Strategic Index for the years 2013, 2014, 2015 and 2016 through August 31, 2016, noting that while the ABS Portion underperformed the Portfolio in all time periods and both indices in the year to date time period, the ABS Portion outperformed both indices in 2015 and 2014 and outperformed one of the indices in 2013. After further discussion, the Trustees concluded that they were satisfied with the Sub-Adviser’s performance.

Cost of Advisory Services and Profitability

The Trustees considered the sub-advisory fee to be paid to the Sub-Adviser by the Fund, noting that the amount of the fee paid to the Adviser is reduced by the amount of the fee paid to the Sub-Adviser. The Trustees also reviewed the Sub-Adviser’s financial statements and insurance arrangements, noting that the Sub-Adviser had significant insurance coverage. The Trustees concluded that the Sub-Adviser’s profitability was reasonable and that the Sub-Adviser’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the Sub-Advisory Agreement.

Comparative Fee and Expense Data; Economies of Scale

The Trustees reviewed and considered the proposed 0.85% sub-advisory fee rate payable by the Fund to the Sub-Adviser for investment advisory services. The Trustees compared the proposed sub-advisory fee with the Sub-Adviser’s fee for the Predecessor Fund. They noted that the amount of the fee paid to the Adviser is reduced by the amount of the fee paid to the Sub-Adviser. They also noted that while the Sub-Adviser charged a lower base fee to the Predecessor Fund, they also charged a performance fee, whereas no performance fee is being charged to the Fund. They noted that the Sub-Adviser charges a higher management fee to another registered fund and other clients. After further discussion, the Trustees concluded that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement is reasonable.

Other Benefits

The Trustees considered the Sub-Adviser’s longstanding relationship with the Adviser and its work for the Predecessor Fund and concluded that the Sub-Adviser will not receive any additional financial or other benefits from its relationship with the Fund.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Advisory Agreements was in the best interest of the Fund and its shareholders.

Rev. April 2017
Privacy Notice

FACTS	WHAT DOES PEACHTREE ALTERNATIVE STRATEGIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number
■ Assets
■ Retirement Assets
■ Transaction History
■ Checking Account Information
■ Purchase History
■ Account Balances
■ Account Transactions
■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Peachtree Alternative Strategies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Peachtree Alternative Strategies Fund share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 657-3812

Who we are
Who is providing this notice?	Peachtree Alternative Strategies Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator and Transfer Agent)
What we do
How does Peachtree Alternative Strategies Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Peachtree Alternative Strategies Fund collect my personal information?
We collect your personal information, for example, when you
■ Open an account
■ Provide account information
■ Give us your contact information
■ Make deposits or withdrawals from your account
■ Make a wire transfer
■ Tell us where to send the money
■ Tell us who receives the money
■ Show your government-issued ID
■ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Homrich & Berg, Inc., the investment adviser to Peachtree Alternative Strategies Fund, and ABS Investment Management, LLC, the sub-adviser to Peachtree Alternative Strategies Fund, each could be deemed to be an affiliate.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies
■ Peachtree Alternative Strategies Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Peachtree Alternative Strategies Fund does not jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 657-3812 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephanie Lang, Chairwoman
Catherine Abely
Conrad S. Ciccotello

OFFICERS
Ford Donohue, President and Principal Executive Officer
Bryan W. Ashmus, Treasurer and Principal Financial Officer
Martin R. Dean, Chief Compliance Officer
Simon Berry, Secretary
Stephen L. Preston, Anti-Money Laundering Officer

INVESTMENT ADVISER
Homrich & Berg, Inc.
3060 Peachtree Rd. NW
Atlanta, GA 30305

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein Shur
100 Middle Street
P.O. Box 9729
Portland, ME 04104

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.
Item 3. Audit Committee Financial Expert.
The registrant's board of trustees has determined that the registrant has two audit committee financial experts serving on its audit committee. The names of the audit committee financial experts are Catherine Abely and Conrad S. Ciccotello. Ms. Abely and Mr. Ciccotello are "independent" for purposes of this Item.
Item 4. Principal Accountant Fees and Services.
(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $26,000 with respect to the registrant’s fiscal period ended April 30, 2017.

(b)
Audit-Related Fees. No fees were billed in the registrant's fiscal period ended April 30, 2017 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $8,000 with respect to the registrant's fiscal period ended April 30, 2017. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

(d)
All Other Fees. No fees were billed in the registrant's fiscal period ended April 30, 2017 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal period ended April 30, 2017, aggregate non-audit fees of $8,000 were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.
Not applicable
Item 6. Schedule of Investments.
(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant's proxy voting procedures are filed under Item 12(a)(4) hereto. The Registrant delegates proxy voting decisions to its investment adviser. The proxy voting procedures of the Registrant's investment adviser are filed under Items 12(a)(5)-(7).
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a) (1) Portfolio Manager and Business Experience. As of the date of the filing of this Report on Form N-CSR, Ford Donohue and Stephanie Lang are primarily responsible for the day-to-day management of the Registrant's portfolio (the "Portfolio Managers").
Ford Donohue – CFA, Senior Investment Analyst for the Registrant's investment adviser, has worked as a Senior Investment Analyst for the Registrant's investment adviser since June 2014. In that role, he is responsible for overseeing firm-wide hedge fund investments as well as managing the internal fund of funds portfolio. Previously, Mr. Donohue was an Associate at Citigroup Global Markets from June of 2010 to June 2014, where he served in structuring and trading positions in both equity and fixed income markets.
Stephanie Lang – CFA, Principal and Chief Investment Officer of the Registrant's investment adviser. Ms. Lang has worked in the investment's department at the Registrant's investment adviser since 2005 where she is responsible for oversight of all investments at the Adviser including that of the Registrant's investment adviser internal fund of funds.
(a)(2) Other Accounts Managed by the Portfolio Managers. The chart below shows the number of other accounts managed by each Portfolio Manager as of April 30, 2017.
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Ford Donohue	0	0	0
Stephanie Lang	0	$168,000,000	0
No account is charged an advisory fee based on the performance of the account.
As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of other accounts for which the Portfolio Manager is responsible, on the other. For example, the management of multiple accounts may result in a Portfolio Manager devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a Portfolio Manager spends on a single portfolio, it does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a Portfolio Manager to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

(a)(3)	Compensation of the Portfolio Managers. During the Reporting Period, the Portfolio Managers received a fixed salary plus discretionary bonus from the Registrant's investment adviser.
(a)(4)	Beneficial Ownership by Portfolio Managers. As of April 30, 2017 the shares owned by each Portfolio Manager were as follows:
PORTFOLIO MANAGER	Dollar Range of Beneficial Ownership in the Fund as of April 30, 2017
Ford Donohue	None
Stephanie Lang	None
 (b) Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant does not accept nominees to the Board of Trustees from shareholders.
Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.
File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable
(a)(4) Proxy Voting Procedures of Registrant: Attached hereto
(a)(5) Proxy Voting Procedures of Homrich & Berg, Inc.: Attached hereto
(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto
Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Peachtree Alternative Strategies Fund

By (Signature and Title)*	/s/ Ford Donohue
Ford Donohue, President

Date	July 06, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford Donohue
Ford Donohue, President and Principal Executive Officer

Date	July 06, 2017

By (Signature and Title)*	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	July 06, 2017

*	Print the name and title of each signing officer under his signature.